Risk management and concentrations of risk (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives [Table Text Block]
As of December 31, 2015, the following interest rate swap agreements were outstanding:

			Fair
			value		Fixed
	Interest		carrying		interest
	rate	Notional	amount		rate
(in thousands of U.S. dollars)	index	amount	liability	Term	(1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$193,272	(8,704)	Sept 2026	2.8%
Gallant interest rate swaps (2)	LIBOR	$143,812	(2,063)	Sept 2019	1.9%

1) Excludes the margins paid on the floating-rate debt.
2) All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

Schedule of Derivative Instruments [Table Text Block]
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated and combined carve-out balance sheets.

	Current	Long-term
	liabilities:	liabilities:
	derivative	derivative
	financial	financial
(in thousands of U.S. dollars)	instruments	instruments
As of December 31, 2015
Interest rate swaps	$(4,912)	$(5,855)
As of December 31, 2014
Interest rate swaps	$(4,676)	$(4,544)

Derivative Instruments, Gain (Loss) [Table Text Block]
There were no realized or unrealized gains or losses on derivative financial instruments for the years ended December 31, 2013.

	Year ended December 31, 2015
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	(84)	$(84)
Amortization of amount excluded from hedge effectiveness	—	1,888	1,888
Reclassification from accumulated other comprehensive income	—	(855)	(855)
Gain on derivative financial instruments	$—	949	$949

	Year ended December 31, 2014
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	(145)	$(145)
Amortization of amount excluded from hedge effectiveness	—	(11)	(11)
Reclassification from accumulated other comprehensive income	—	(5)	(5)
Loss on derivative financial instruments	$—	(161)	$(161)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income included in the consolidated and combined carve-out statements of other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated and combined carve-out statements of changes in partner’s capital/ owner’s equity is as follows for the year ended and as of December 31, 2015 and 2014.

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2013	$—	—	—	$—
Effective portion of unrealized loss on cash flow hedge	(10,164)	1,984	(8,180)	(8,180)
Reclassification of amortization of cash flow hedge to earnings	5	—	5	5
Other comprehensive income for period	$(10,159)	1,984	(8,175)
Balance as of December 31, 2014				$(8,175)

Balance as of December 31, 2014	$(10,159)	1,984	(8,175)	$(8,175)
Effective portion of unrealized loss on cash flow hedge	474	—	474	474
Reclassification of amortization of cash flow hedge to earnings	855	(395)	460	460
Other comprehensive income for period	$1,329	(395)	934
Balance as of December 31, 2015				$(7,241)